SCHEDULE OF ENTITIES AND ITS SUBSIDIARIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DIGLS [Member]
Entity Name	DIGLS	DIGLS
Date of Incorporation	Jul. 04, 2016	Jul. 04, 2016
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Republic of Seychelles	Republic of Seychelles
DILHK [Member]
Entity Name	DILHK	DILHK
Date of Incorporation	Jun. 22, 2016	Jun. 22, 2016
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Hong Kong, PRC	Hong Kong, PRC
QHDX [Member]
Entity Name	QHDX	QHDX
Date of Incorporation	Nov. 03, 2016	Nov. 03, 2016
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	PRC	PRC
FVTL [Member]
Entity Name	FVTL	FVTL
Date of Incorporation	May 31, 2011	May 31, 2011
Nature of Operation	Trading of food and platform	Trading of food and platform
Place of Incorporation	PRC	PRC
JJGS [Member]
Entity Name	JJGS	JJGS
Date of Incorporation	Aug. 17, 2017	Aug. 17, 2017
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Republic of Seychelles	Republic of Seychelles
JJHK [Member]
Entity Name	JJHK	JJHK
Date of Incorporation	Aug. 24, 2017	Aug. 24, 2017
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Hong Kong, PRC	Hong Kong, PRC
JJSZ [Member]
Entity Name	JJSZ	JJSZ
Date of Incorporation	Nov. 16, 2018	Nov. 16, 2018
Nature of Operation	Trading of food	Trading of food
Place of Incorporation	PRC	PRC
Xixingdao [Member]
Entity Name	Xixingdao	Xixingdao
Date of Incorporation	Aug. 28, 2019	Aug. 28, 2019
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu La Tu Trade Ltd ("FLTT") [Member]
Entity Name	Dongguan City Fu La Tu Trade Ltd (“FLTT”)	Dongguan City Fu La Tu Trade Ltd
Date of Incorporation	Sep. 27, 2020	Sep. 27, 2020
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City Fu Xin Gu Trade Ltd ("FXGT") [Member]
Entity Name	Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)	Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)
Date of Incorporation	Dec. 02, 2020	Dec. 02, 2020
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City Fu Xin Technology Ltd ("FXTL") [Member]
Entity Name	Dongguan City Fu Xin Technology Ltd (“FXTL”)	Dongguan City Fu Xin Technology Ltd (“FXTL”)
Date of Incorporation	Nov. 12, 2020	Nov. 12, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Guan Healthy Industry Technology Ltd ("FGHL") [Member]
Entity Name	Dongguan City Fu Guan Healthy Industry	Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)
Date of Incorporation	Dec. 21, 2020	Dec. 21, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Jing Technology Ltd ("FJTL") [Member]
Entity Name	Dongguan City Fu Jing Technology Ltd (“FJTL”	Dongguan City Fu Jing Technology Ltd (“FJTL”)
Date of Incorporation	Nov. 17, 2020	Nov. 17, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Xiang Technology Ltd ("FGTL") [Member]
Entity Name	Dongguan City Fu Xiang Technology Ltd (“FGTL”)	Dongguan City Fu Xiang Technology Ltd (“FGTL”)
Date of Incorporation	Nov. 16, 2020	Nov. 16, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Ji Food & Beverage Ltd ("FJFL") [Member]
Entity Name	Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)	Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)
Date of Incorporation	Nov. 09, 2020	Nov. 09, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Lai Food Ltd ("FLFL") [Member]
Entity Name	Dongguan City Fu Lai Food Ltd (“FLFL”)	Dongguan City Fu Lai Food Ltd (“FLFL”)
Date of Incorporation	Sep. 27, 2020	Sep. 27, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Yi Beverage Ltd (“FYDL”) [Member]
Entity Name	Dongguan City Fu Yi Beverage Ltd (“FYBL”)	Dongguan City Fu Yi Beverage Ltd (“FYBL”)
Date of Incorporation	Nov. 12, 2020	Nov. 12, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Tai Food Trade Ltd (“FTFL”) [Member]
Entity Name		Dongguan City Fu Tai Food Trade Ltd (“FTFL”)
Date of Incorporation		Oct. 23, 2020
Nature of Operation		Drinking water distribution and delivery
Place of Incorporation		PRC
Dongguan City Fu Jia Drinking Water Ltd (“FJDL”) [Member]
Entity Name		Dongguan City Fu Jia Drinking Water Ltd (“FJWL”)
Date of Incorporation		Mar. 29, 2021
Nature of Operation		Sales of agriculture products, household electric appliances and food.
Place of Incorporation		PRC
F S W L [Member]
Entity Name	Dongguan City Fu Sheng Drinking Water Company Ltd (“FSWL”)	Dongguan City Fu Sheng Drinking Water Ltd (“FSWL”)
Date of Incorporation	Mar. 29, 2021	Mar. 29, 2021
Nature of Operation	Sales of agriculture products, household electric appliances and food	Sales of agriculture products, household electric appliances and food.
Place of Incorporation	PRC	PRC
Dongguan City Fu Xi Drinking Water Ltd (“FXDL”) [Member]
Entity Name		Dongguan City Fu Xi Drinking Water Ltd (“FXWL”)
Date of Incorporation		Mar. 17, 2021
Nature of Operation		Sales of agriculture products, household electric appliances and plastic products.
Place of Incorporation		PRC
Shenzhen City FuJin Trading Technology Ltd (“FJTL”) [Member]
Entity Name	Shenzhen Fu Jin Trading Technology Company Ltd (“FJSTL”)	Shenzhen City Fu Jin Trading Technology Ltd (“FJSTL”)
Date of Incorporation	Jun. 07, 2021	Jun. 07, 2021
Nature of Operation	Trading of primary agricultural products, household appliances and plastic products	Sales of agriculture products, household electric appliances, plastic products and software development
Place of Incorporation	PRC	PRC
Dongguan City Fuli Trading Ltd (“FLTL”) [Member]
Entity Name	Dongguan City Fu Li Trading Ltd (“FLTL”)	Dongguan City Fu Li Trading Ltd (“FLTL”)
Date of Incorporation	Sep. 10, 2021	Sep. 10, 2021
Nature of Operation	Sales of agriculture products, household electric appliances and plastic products	Sales of agriculture products, household electric appliances and plastic products.
Place of Incorporation	PRC	PRC
Guangdong Fugu Supply Chain Group Ltd (“FGSL”) [Member]
Entity Name		Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”)
FGGC [Member]
Entity Name	Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”)
Date of Incorporation	Sep. 13, 2021	Sep. 13, 2021
Nature of Operation	Supply chain service, sales of food and health products, machinery, plastic products, and investment holding	Supply chain service, sales of food and health products, machinery, plastic products, and investment holding.
Place of Incorporation	PRC	PRC
F X W L [Member]
Entity Name	Dongguan City Fu Xi Drinking Water Company Ltd (“FXWL”)
Date of Incorporation	Mar. 17, 2021
Nature of Operation	Sales of agriculture products, household electric appliances and plastic products
Place of Incorporation	PRC
F J W L [Member]
Entity Name	Dongguan City Fu Jia Drinking Water Company Ltd (“FJWL”)
Date of Incorporation	Mar. 29, 2021
Nature of Operation	Sales of agriculture products, household electric appliances and food
Place of Incorporation	PRC
F Z G T L [Member]
Entity Name	Dongguan City Fu Zhi Gu Trading Ltd (“FZGTL”)
Date of Incorporation	Sep. 09, 2022
Nature of Operation	Sales of pre-packaged food, office equipment, electronic product and consultancy service
Place of Incorporation	PRC
C F T L [Member]
Entity Name	Dongguan City Chang Fu Trading Ltd (“CFTL”)
Date of Incorporation	Sep. 09, 2022
Nature of Operation	Sales of pre-packaged food, office equipment, electronic product and consultancy service
Place of Incorporation	PRC
L T T L [Member]
Entity Name	Dongguan City La Tong Trading Ltd (“LTTL”)
Date of Incorporation	Aug. 08, 2022
Nature of Operation	Sales of pre-packaged food, office equipment, electronic product and consultancy service
Place of Incorporation	PRC
K F T L [Member]
Entity Name	Dongguan City Kai Fu Trading Ltd (“KFTL”)
Date of Incorporation	Sep. 08, 2022
Nature of Operation	Sales of pre-packaged food, office equipment, electronic product and consultancy service
Place of Incorporation	PRC